INCOME TAXES (Schedule of Deferred Tax Assets) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 29, 2017 ¥ / shares	Aug. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jul. 29, 2017 $ / shares	Dec. 31, 2016 CNY (¥)
Deferred tax assets:
Liabilities from quality assurance program and guarantee				¥ 696,237		¥ 367,750
Deferred revenue				55,727		41,079
Accrued expenses				49,125		13,478
Security Deposit for trust arrangements						8,961
Others						5,134
Total				801,089		436,402
Deferred tax liabilities:
Withholding tax on cash dividend from PRC				11,277
Total				11,277
Valuation allowance				0		¥ 0
Foreign invested enterprise tax withholding rate			10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate			25.00%
Reduced withholding tax rate for qualified tax residents			5.00%
Percentage of semi annual dividends	15.00%
Withholding tax on special cash dividend		¥ 60,000
Deferred tax liabilities			$ 1,733	11,277
Ordinary shares
Deferred tax liabilities:
Special cash dividends | (per share)	¥ 5.0845				$ 0.75
American Depositary Shares
Deferred tax liabilities:
Special cash dividends | (per share)	¥ 10.1690				$ 1.50
VIE Companies
Deferred tax liabilities:
Undistributed earnings of the company's PRC subsidiaries				¥ 645,800
HONG KONG
Deferred tax liabilities:
Withholding tax rate			10.00%